INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

7.INVENTORIES

	As at	As at
	December 31,	December 31,
	2025	2024
Ore in stockpiles and on leach pads	$465,311	$330,723
Concentrates and doré bars	292,746	255,516
Supplies	940,773	924,477
Total current inventories	$1,698,830	$1,510,716
Non-current ore in stockpiles and on leach pads (Note 8B)	871,803	819,294
Total inventories	$2,570,633	$2,330,010

During the year ended December 31, 2025, there was no charge recorded within production costs to reduce the carrying value of inventories to their net realizable value (December 31, 2024 - $3.7 million).